Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                March 4, 2004

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      AllianceBernstein Balanced Shares, Inc.
                  (File Nos. 2-10988 and 811-00134)

Ladies and Gentlemen:

            On behalf of AllianceBernstein Balanced Shares, Inc. (the
"Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment for the Fund was filed electronically with the Securities and Exchange Commission on February 27, 2004.

                                               Sincerely,


                                               /s/ Nora L. Sheehan
                                               ---------------------
                                                   Nora L. Sheehan

00250.0157 #468543